Private Placement (Details) - Private Placement Warrants [Member]	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Private Placement [Line Items]
Warrants issued	7,347,500
Price per warrant (in Dollars per share) | $ / shares	$ 1
Generating proceeds of private placement (in Dollars) | $	$ 7,347,500
Sponsor [Member]
Private Placement [Line Items]
Warrants issued	5,162,500
I-Bankers and Dawson James [Member]
Private Placement [Line Items]
Warrants issued	2,185,000
Over-Allotment Option [Member]
Private Placement [Line Items]
Warrants issued	697,500